Intangible assets - Goodwill attributed to cash-generating units (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 1,957	£ 1,912
North America
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	609	416
Turkey
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	143	205
Latin America and Caribbean – Mexico
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	126	123
Greater China
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	128	132
India
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	693	770
Other cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill attributed to cash-generating unit	£ 258	£ 266